Tax matters - Schedule of reconciliation of income tax expense (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Applicable tax rate in Spain		30.00%	30.00%	30.00%
Consolidated profit (loss) before tax
From continuing operations		€ 15,250	€ 14,547	€ (2,076)
From discontinued operations		0	0	0
Operating profit/(loss) before tax	€ 3,829	15,250	14,547	(2,076)
Income tax at tax rate applicable in Spain (30%)		4,575	4,364	(623)
By the effect of application of the various tax rates applicable in each country		61	210	362
Effect of profit or loss of associates and joint ventures		(210)	(130)	29
Effect of reassessment of deferred taxes		0	9	2,500
Permanent differences and other		60	441	3,364
Current income tax	€ 69	€ 4,486	€ 4,894	€ 5,632
Effective tax rate		29.42%	33.64%	0.00%
Continuing operations		€ 4,486	€ 4,894	€ 5,632
Discontinued operations		0	0	0
Current taxes		4,272	3,799	4,214
Deferred taxes		214	1,095	1,418
Income tax (receipts)/payments		5,498	4,012	2,946
Brazil
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		472	634	560
United Kingdom
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(161)	(158)	(43)
United States
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(99)	(179)	(71)
Chile
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		(30)	(34)	(24)
Poland
Consolidated profit (loss) before tax
By the effect of application of the various tax rates applicable in each country		€ (101)	€ 0	€ 0